General and administrative expense (Tables)	12 Months Ended
Dec. 31, 2020
General and administrative expense
Schedule of General and administrative expense

	For the year ended December 31,
In thousands of EUR	2018	2019	2020
Staff Costs	47,644	80,494	58,679
Occupancy Costs	5,091	1,582	1,392
Professional fees	9,830	14,300	11,301
Travel and entertainment	3,596	5,232	1,520
Office and related expenses	5,354	7,494	6,449
General sub-contracts	2,835	5,168	1,412
Bank fees & payment costs	2,980	2,893	1,704
Bad debt expense / reversal	4,436	5,877	4,885
Tax expenses	4,778	5,538	8,190
Tax provisions	5,271	6,068	4,736
Depreciation and amortization	2,166	7,906	8,133
Other general and administrative expense	944	1,973	7,263
General and administrative expense	94,925	144,525	115,664